Schedule of Loss on Debt Extinguishment (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 23, 2024	Feb. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Fair value of debt (10% increase) and Series D, preferred stock on extinguishment date	$ 113,955	$ 111,730
Loss on debt extinguishment	$ 113,955	$ 111,730				$ (127,705)	$ (113,955)	$ (111,730)